Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
1 / December 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 118.28%
ASSET-BACKED SECURITIES — 9.50%**
Access Group, Inc.,
Series 2015-1, Class A
(SOFR30A plus 0.81%)
5.38% 07/25/56
1,2
$ 600,067 $ 593,591
AmeriCredit Automobile Receivables Trust,
Series 2020-3, Class D
1.49% 09/18/26 2,587,000 2,559,883
Barings CLO Ltd.,
Series 2018-4A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.81% 10/15/30
1,2,3
5,918,554 5,926,355
Carvana Auto Receivables Trust,
Series 2021-N2, Class D
1.27% 03/10/28 771,575 741,757
CIFC Funding Ltd.,
Series 2016-1A, Class AR3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.00%)
0.00% 10/21/31
1,2,3
4,750,000 4,749,050
DataBank Issuer,
Series 2021-1A, Class A2
2.06% 02/27/51
2
1,000,000 962,890
Domino's Pizza Master Issuer LLC,
Series 2015-1A, Class A2II
4.47% 10/25/45
2
3,617,250 3,607,442
Domino's Pizza Master Issuer LLC,
Series 2018-1A, Class A2I
4.12% 07/25/48
2
2,145,140 2,133,186
DT Auto Owner Trust,
Series 2021-3A, Class D
1.31% 05/17/27
2
2,791,478 2,719,323
Exeter Automobile Receivables Trust,
Series 2022-1A, Class D
3.02% 06/15/28 2,669,000 2,626,536
Flagship Credit Auto Trust,
Series 2019-4, Class D
3.12% 01/15/26
2
317,064 316,618
Goal Capital Funding Trust,
Series 2006-1, Class B
(CME Term SOFR 3-Month plus 0.45%)
5.30% 08/25/42
1
877,777 839,967
GoldenTree Loan Management U.S. CLO 11 Ltd.,
Series 2021-11A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.08%)
5.59% 10/20/34
1,2,3
2,600,000 2,601,209
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
2
2,405,959 2,236,950
LCM 37 Ltd.,
Series 37A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.06%)
5.40% 04/15/34
1,2,3
2,800,000 2,788,520
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
LCM XXIV Ltd.,
Series 24A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.24%)
5.86% 03/20/30
1,2,3
$ 856,700 $ 857,441
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.12%)
5.74% 10/20/29
1,2,3
3,123,107 3,127,045
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A
1.06% 10/15/69
2
697,558 622,530
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A
1.11% 02/18/70
2
3,474,776 3,037,754
Nelnet Student Loan Trust,
Series 2013-1A, Class A
(SOFR30A plus 0.71%)
5.28% 06/25/41
1,2
857,160 852,131
NYACK Park CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(CME Term SOFR 3-Month plus 0.91%)
5.53% 10/20/34
1,2,3
669,643 669,873
OCP CLO Ltd.,
Series 2014-6A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.80% 10/17/30
1,2,3
2,724,851 2,726,556
Octagon Investment Partners XVII Ltd.,
Series 2013-1A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.29% 01/25/31
1,2,3
1,310,000 1,312,500
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.06% 04/15/31
1,2,3
5,060,000 5,063,795
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
6.07% 10/20/30
1,2,3
742,000 742,933
Rockford Tower CLO Ltd.,
Series 2018-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.36%)
5.88% 05/20/31
1,2,3
668,078 668,980
Santander Bank Auto Credit-Linked Notes,
Series 2022-B, Class E
8.68% 08/16/32
2
57,162 57,232
Santander Drive Auto Receivables Trust,
Series 2021-3, Class D
1.33% 09/15/27 3,425,815 3,380,715

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5
$ 5,299,092 $ 4,833,972
SLM Student Loan Trust,
Series 2008-4, Class A4
(SOFR90A plus 1.91%)
7.10% 07/25/22
1
1,423,542 1,427,139
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.55% 07/25/23
1
741,576 740,869
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
5.38% 01/25/29
1
1,240,784 1,210,559
SLM Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.71%)
5.28% 02/26/29
1
2,274,770 2,209,817
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
2,800,000 2,593,469
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2
1.65% 09/15/45
2
7,280,000 7,110,440
Voya CLO Ltd.,
Series 2015-3A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.78% 10/20/31
1,2,3
3,782,333 3,786,232
Voya CLO,
Series 2017-2A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.24%)
5.90% 06/07/30
1,2,3
1,769,449 1,771,470
World Omni Auto Receivables Trust,
Series 2021-D, Class B
1.52% 11/15/27 5,325,000 5,165,108
Total Asset-Backed Securities
(Cost $89,448,646) 89,371,837
BANK LOANS — 1.11%*
Communications — 0.07%
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.33% 12/17/27
1
66,710 66,859
NEP Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.36%)
7.72% 08/19/26
1,6
32,849 30,106
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
10.16% 08/15/28
1
74,548 60,067
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Research Now LLC,
Term Loan
(SOFR plus 5.50%)
9.79% 04/22/25
1
$ 21,626 $ 21,752
Virgin Media Bristol LLC,
Term Loan N, 1st Lien
(SOFR plus 2.61%)
7.01% 01/31/28
1
31,648 31,480
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.47% 03/09/27
1
431,905 405,468
615,732
Consumer Discretionary — 0.07%
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.34% 07/31/28
1
30,650 30,714
(SOFR plus 3.50%)
8.05% 07/31/28
1
7,707 7,723
BrewCo Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 6.25%)
10.91% 04/05/28
1,4
30,570 23,234
City Brewing Co. LLC,
Term Loan, 1st Lien
(SOFR plus 3.76%)
8.42% 04/05/28
1
74,106 52,800
(SOFR plus 5.26%)
9.92% 04/05/28
1,7
111,438 43,833
Hilton Worldwide Finance LLC,
Term Loan B4, 1st Lien
(SOFR plus 1.75%)
6.09% 11/08/30
1
39,190 39,435
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.10%)
7.57% 01/24/29
1,3
682,340 453,640
Term Loan, 2nd Lien
(SOFR plus 6.10%)
10.43% 01/24/30
1
136,414 48,256
699,635
Diversified REITs — 0.01%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
6.11% 01/25/31
1
43,615 43,663
Electric — 0.05%
Alpha Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.11% 09/30/31
1
90,549 91,296

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
3 / December 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Electric (continued)
Calpine Corp.,
Term Loan B10, 1st Lien
(SOFR plus 1.00%)
6.05% 01/31/31
1
$ 21,098 $ 21,061
Cornerstone Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.55% 10/28/31
1
26,261 26,524
Edgewater Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.61% 08/01/30
1
30,704 31,175
EFS Cogen Holdings I LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.81% 10/03/31
1
50,911 51,230
Hunterstown Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.83% 10/29/31
1
30,592 30,836
Lackawanna Energy Center LLC,
Term Loan B2, 1st Lien
(SOFR plus 4.25%)
8.71% 08/06/29
1
15,089 15,230
Term Loan C, 1st Lien
(SOFR plus 4.25%)
8.71% 08/06/29
1
3,306 3,337
Potomac Energy Center LLC,
Term Loan, 1st Lien
(SOFR plus 6.00%)
10.96% 11/12/26
1
31,347 31,621
South Field Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.22% 08/29/31
1
39,343 39,688
Term Loan C, 1st Lien
(SOFR plus 3.75%)
8.22% 08/29/31
1
2,453 2,474
Talen Energy Supply LLC,
Term Loan C, 1st Lien
(SOFR plus 3.50%)
8.02% 05/17/30
1
12,606 12,679
Vistra Operations Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
6.11% 12/20/30
1
134,831 135,291
492,442
Entertainment — 0.04%
Showtime Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.24% 08/13/31
1
99,515 100,075
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Entertainment (continued)
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
7.22% 05/18/25
1
$ 302,293 $ 303,389
403,464
Finance — 0.08%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 1.75%)
6.12% 06/21/30
1
534,796 535,138
Cpv Fairview LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.86% 08/14/31
1
15,029 15,236
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.08% 04/09/27
1
171,620 168,242
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.40% 12/10/31
1
66,380 66,244
784,860
Food — 0.02%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.22% 10/01/25
1
23,955 23,511
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.11% 04/25/31
1
125,409 127,698
151,209
Health Care — 0.07%
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
6.74% 11/15/27
1
105,912 105,654
Jazz Financing Lux SARL,
Term Loan B2, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
6.61% 05/05/28
1,3
192,304 193,025
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.08% 07/01/31
1
264,892 251,648
NSM Top Holdings Corp.,
Term Loan, 1st Lien
(SOFR plus 5.35%)
9.68% 05/14/29
1
31,480 31,874

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.33% 09/27/30
1
$ 95,974 $ 93,923
676,124
Health Care REITs — 0.14%
Healthpeak Properties, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 0.94%)
5.30% 02/22/27
1
331,629 326,240
5.30% 08/20/27
1
331,629 325,825
Term Loan, 1st Lien
(SOFR plus 0.95%)
5.78% 03/01/29
1
669,298 656,749
1,308,814
Industrials — 0.15%
Alliance Laundry Systems LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.84% 08/19/31
1
33,330 33,595
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
8.83% 02/15/31
1
82,855 82,273
Balcan Innovations, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.75%)
9.38% 10/10/31
1,3
44,641 44,864
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 1.86%)
6.34% 07/01/29
1
1,060,507 1,064,028
Coherent Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
6.86% 07/02/29
1
23,154 23,250
TCP Sunbelt Acquisition Co.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.99% 10/24/31
1
115,000 115,647
Transdigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 2.75%)
7.08% 08/24/28
1
66,204 66,491
WEC U.S. Holdings Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
6.59% 01/27/31
1
8,080 8,097
1,438,245
Information Technology — 0.16%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
7.71% 12/06/27
1
123,412 120,798
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Barracuda Parent  LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.94% 08/15/29
1
$ 32,718 $ 30,352
Cast & Crew Payroll LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.11% 12/29/28
1
22,711 22,068
Delivery Hero SE,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
9.52% 12/12/29
1
56,559 56,960
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.09% 08/14/25
1
249,786 237,374
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.43% 10/01/27
1
631,899 613,643
MH Sub I LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.61% 12/11/31
1
78,009 77,448
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
8.82% 05/03/28
1
44,472 44,546
Nielsen Consumer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.11% 03/06/28
1
30,824 31,132
Renaissance Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.36% 04/05/30
1
56,750 56,683
Research Now Group LLC,
Term Loan, 1st Lien
(SOFR plus 5.76%)
10.29% 10/16/28
1
44,856 41,983
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
8.71% 03/04/28
1
95,632 80,966
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.33% - 8.36% 11/17/29
1
76,716 76,828
1,490,781
Insurance — 0.06%
Acrisure LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.75%)
7.11% 02/15/27

181,324 181,934

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
5 / December 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Insurance (continued)
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.36%)
6.72% 02/19/28
1
$ 190,594 $ 191,393
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 4.10%)
8.46% 08/19/28
1
47,385 47,321
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
7.72% 12/23/26
1
102,984 103,032
523,680
Materials — 0.00%
Mativ Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 2.60%)
6.96% 05/06/27
1
38,921 38,726
Residential REITs — 0.10%
Invitation Homes Operating Partnership LP,
Term Loan A, 1st Lien
(SOFR plus 0.95%)
5.43% 09/09/28
1
954,196 939,883
Retail — 0.03%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
6.11% 09/20/30
1,3
20,428 20,356
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.24% 03/15/28
1
193,246 193,936
Peer Holding III BV,
Term Loan B5, 1st Lien (Netherlands)
(SOFR plus 3.00%)
7.47% 07/01/31
1,3
46,893 47,215
261,507
Services — 0.06%
Albion Financing 3 SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
8.56% 08/16/29
1,3
10,885 11,012
Belron Finance U.S. LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.27% 10/16/31
1
34,469 34,840
Boost Newco Borrower LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.50%)
6.83% 01/31/31
1
31,579 31,810
CCRR Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.03% 03/06/28
1,4
80,654 49,161
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Corp. Service Co.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
6.86% 11/02/29
1
$ 88,266 $ 88,832
Kelso Industries LLC,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 5.75%)
10.09% 12/31/29
1
33,333 33,083
Term Loan, 1st Lien
(SOFR plus 5.75%)
10.09% 12/31/29
1
86,667 86,017
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
7.86% 11/14/30
1
36,469 36,617
Sabre GLBL, Inc.,
Term Loan B2, 1st Lien
(SOFR plus 5.10%)
9.46% 06/30/28
1
28,785 28,191
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.46% 11/02/27
1
166,505 162,551
562,114
Total Bank Loans
(Cost $10,732,069) 10,430,879
CORPORATES — 28.05%*
Banking — 7.25%
Bank of America Corp.
3.71% 04/24/28
8
944,000 919,618
Bank of America Corp.
(MTN)
1.32% 06/19/26
8
7,263,000 7,145,468
2.55% 02/04/28
8
4,275,000 4,076,522
HSBC Holdings PLC
(United Kingdom)
2.01% 09/22/28
3,8
11,500,000 10,603,404
ING Groep NV
(Netherlands)
3.87% 03/28/26
3,8
645,000 643,274
JPMorgan Chase & Co.
1.04% 02/04/27
8
14,051,000 13,498,152
2.08% 04/22/26
8
2,350,000 2,330,094
2.18% 06/01/28
8
879,000 825,524
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,8
590,000 564,463
PNC Financial Services Group, Inc. (The)
5.58% 06/12/29
8
830,000 844,468
6.62% 10/20/27
8
4,570,000 4,708,826
Santander UK Group Holdings PLC
(United Kingdom)
1.67% 06/14/27
3,8
3,007,000 2,861,920

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
U.S. Bancorp
4.65% 02/01/29
8
$ 5,365,000 $ 5,312,378
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
8
1,275,000 1,201,332
5.57% 07/25/29
8
12,460,000 12,653,672
68,189,115
Communications — 0.68%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.91% 07/23/25 397,000 396,661
Cox Communications, Inc.
7.63% 06/15/25 900,000 908,351
CSC Holdings LLC
11.75% 01/31/29
2
1,514,000 1,497,413
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15% 03/20/28
2
672,750 676,397
T-Mobile USA, Inc.
3.75% 04/15/27 3,015,000 2,946,446
6,425,268
Consumer Discretionary — 1.65%
BAT Capital Corp.
3.56% 08/15/27 2,440,000 2,362,104
Imperial Brands Finance PLC
(United Kingdom)
3.50% 07/26/26
2,3
5,205,000 5,096,738
WarnerMedia Holdings, Inc.
3.76% 03/15/27 8,400,000 8,095,530
15,554,372
Diversified REITs — 1.86%
American Tower Corp.
5.25% 07/15/28 7,290,000 7,344,220
Crown Castle, Inc.
3.80% 02/15/28 3,940,000 3,794,871
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/30 1,750,000 1,627,936
5.30% 01/15/29 2,179,000 2,165,118
VICI Properties LP/VICI Note Co., Inc.
5.75% 02/01/27
2
2,590,000 2,613,783
17,545,928
Electric — 2.51%
Alliant Energy Finance LLC
1.40% 03/15/26
2
6,540,000 6,266,740
5.95% 03/30/29
2
805,000 824,400
Duke Energy Corp.
3.75% 04/01/31 2,500,000 2,632,976
4.30% 03/15/28 1,835,000 1,807,131
Eversource Energy
2.90% 03/01/27 5,425,000 5,208,342
ITC Holdings Corp.
4.95% 09/22/27
2
4,960,000 4,968,721
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Jersey Central Power & Light Co.
4.30% 01/15/26
2
$ 1,868,000 $ 1,860,246
23,568,556
Energy — 0.21%
Southern Co. Gas Capital Corp.
3.88% 11/15/25 1,950,000 1,933,620
Finance — 4.54%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
500,000 478,946
Air Lease Corp.
3.63% 04/01/27 4,835,000 4,717,182
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
2,3
2,545,000 2,360,789
2.75% 02/21/28
2,3
1,350,000 1,251,613
Capital One Financial Corp.
2.64% 03/03/26
8
2,685,000 2,673,466
Citigroup, Inc.
1.46% 06/09/27
8
5,000,000 4,761,574
3.52% 10/27/28
8
4,987,000 4,800,658
Goldman Sachs Group, Inc. (The)
1.54% 09/10/27
8
1,825,000 1,726,669
1.95% 10/21/27
8
10,000,000 9,490,296
Morgan Stanley
0.99% 12/10/26
8
5,000,000 4,822,440
1.59% 05/04/27
8
5,855,000 5,614,780
42,698,413
Food — 0.45%
ELO SACA
(EMTN)
(France)
4.88% 12/08/28
3
500,000 427,053
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
3.00% 02/02/29
3
1,795,000 1,640,575
5.13% 02/01/28
3
2,205,000 2,196,148
4,263,776
Health Care — 1.92%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
2,3
745,000 744,176
Bayer U.S. Finance II LLC
2.85% 04/15/25
2
385,000 382,171
Bayer U.S. Finance LLC
6.25% 01/21/29
2
6,230,000 6,359,049
Grifols SA,
Series REGS
(Spain)
3.88% 10/15/28
3
300,000 281,137
7.50% 05/01/30

570,000 619,225

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
7 / December 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
HCA, Inc.
5.88% 02/15/26 $ 1,980,000 $ 1,990,516
HCA, Inc.
(MTN)
7.58% 09/15/25 1,100,000 1,119,300
Illumina, Inc.
5.75% 12/13/27 2,275,000 2,336,111
Kedrion SpA
(Italy)
6.50% 09/01/29
2,3
370,000 348,439
ModivCare, Inc.
5.00% 10/01/29
2
866,000 512,691
Premier Health Partners,
Series G
2.91% 11/15/26 3,500,000 3,362,803
18,055,618
Health Care REITs — 0.90%
DOC DR LLC
4.30% 03/15/27 3,995,000 3,950,357
Healthcare Realty Holdings LP
3.50% 08/01/26 1,451,000 1,418,754
3.63% 01/15/28 3,255,000 3,098,079
8,467,190
Industrial REITs — 0.37%
LXP Industrial Trust
6.75% 11/15/28 3,325,000 3,482,155
Industrials — 1.43%
Amcor Flexibles North America, Inc.
4.00% 05/17/25 4,125,000 4,111,145
Berry Global, Inc.
1.65% 01/15/27 2,000,000 1,873,393
4.88% 07/15/26
2
636,000 634,506
Boeing Co. (The)
6.26% 05/01/27 2,455,000 2,513,920
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
5.20% 05/05/26
1
2,235,000 2,238,581
(CME Term SOFR 3-Month plus 0.74%)
5.27% 08/15/36
1
2,182,000 2,058,786
13,430,331
Information Technology — 0.91%
Netflix, Inc.
3.63% 06/15/25
2
3,207,000 3,188,889
Open Text Corp.
(Canada)
6.90% 12/01/27
2,3
2,635,000 2,722,386
Uber Technologies, Inc.
4.30% 01/15/30 2,132,000 2,064,455
7.50% 09/15/27
2
534,000 543,995
8,519,725
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance — 0.82%
Aon Corp.
4.50% 12/15/28 $ 1,442,000 $ 1,421,627
MMI Capital Trust I,
Series B
7.63% 12/15/27 2,000,000 2,107,724
Willis North America, Inc.
2.95% 09/15/29 35,000 31,868
4.65% 06/15/27 4,202,000 4,193,901
7,755,120
Materials — 0.34%
International Flavors & Fragrances, Inc.
1.83% 10/15/27
2
3,440,000 3,160,131
Office REITs — 0.15%
Hudson Pacific Properties LP
3.25% 01/15/30 434,000 295,882
4.65% 04/01/29 1,460,000 1,100,580
1,396,462
Retail — 0.12%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38% 04/01/26
2
935,000 922,711
Papa John's International, Inc.
3.88% 09/15/29
2
230,000 206,345
1,129,056
Retail REITs — 0.20%
Federal Realty OP LP
7.48% 08/15/26 1,850,000 1,903,661
Services — 0.83%
Global Payments, Inc.
2.15% 01/15/27 7,201,000 6,829,260
Worldline SA
(France)
0.00% 07/30/26
3,9
10,000 996,710
7,825,970
Specialized REITs — 0.80%
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00% 05/04/28
3
935,000 891,604
Extra Space Storage LP
3.88% 12/15/27 6,745,000 6,595,790
7,487,394
Transportation — 0.11%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 1,147,556 1,060,338
Total Corporates
(Cost $262,517,949) 263,852,199

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED — 56.29%**
Non-Agency Commercial Mortgage-Backed — 10.82%
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL3, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.18%)
5.58% 08/15/34
1,2,3
$ 1,727,699 $ 1,728,259
Ashford Hospitality Trust,
Series 2018-KEYS, Class A
(CME Term SOFR 1-Month plus 1.30%)
5.70% 06/15/35
1,2
160,677 159,983
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2015-200P, Class A
3.22% 04/14/33
2
3,650,000 3,619,812
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2015-200P, Class B
3.49% 04/14/33
2
2,290,000 2,268,844
BANK,
Series 2018-BN14, Class A2
4.13% 09/15/60 3,346,019 3,338,334
Benchmark Mortgage Trust,
Series 2020-B17, Class A2
2.21% 03/15/53 5,674,069 5,403,350
BX Commercial Mortgage Trust,
Series 2021-CIP, Class A
(CME Term SOFR 1-Month plus 1.04%)
5.43% 12/15/38
1,2
4,032,780 4,034,708
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A
(CME Term SOFR 1-Month plus 0.77%)
5.16% 05/15/38
1,2
931,331 930,895
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A
(CME Term SOFR 1-Month plus 0.80%)
5.20% 10/15/38
1,2
1,862,114 1,860,845
BX,
Series 2021-MFM1, Class A
(CME Term SOFR 1-Month plus 0.81%)
5.21% 01/15/34
1,2
374,520 374,370
BX,
Series 2021-MFM1, Class B
(CME Term SOFR 1-Month plus 1.06%)
5.46% 01/15/34
1,2
1,354,500 1,353,209
BXP Trust,
Series 2017-GM, Class B
3.42% 06/13/39
2,8
2,465,000 2,341,473
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class B
(CME Term SOFR 1-Month plus 1.55%)
5.95% 12/15/37
1,2
3,128,000 3,130,216
Commercial Mortgage Trust,
Series 2016-DC2, Class ASB
3.55% 02/10/49 42,388 42,178
DBGS Mortgage Trust,
Series 2018-BIOD, Class A
(CME Term SOFR 1-Month plus 1.10%)
5.50% 05/15/35
1,2
2,219,362 2,208,747
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Extended Stay America Trust,
Series 2021-ESH, Class A
(CME Term SOFR 1-Month plus 1.19%)
5.59% 07/15/38
1,2
$ 1,081,611 $ 1,083,031
GS Mortgage Securities Corp. Trust,
Series 2023-FUN, Class A
(CME Term SOFR 1-Month plus 2.09%)
6.49% 03/15/28
1,2
1,755,000 1,764,068
GS Mortgage Securities Trust,
Series 2011-GC5, Class AS
5.15% 08/10/44
2,8
2,072,948 1,990,436
GWT,
Series 2024-WLF2, Class A
(CME Term SOFR 1-Month plus 1.69%)
6.09% 05/15/41
1,2
2,767,000 2,781,618
HILT COMMERCIAL Mortgage Trust,
Series 2024-ORL, Class A
(CME Term SOFR 1-Month plus 1.54%)
5.94% 05/15/37
1,2
2,480,000 2,484,430
Houston Galleria Mall Trust,
Series 2015-HGLR, Class A1A1
3.09% 03/05/37
2
3,750,000 3,727,670
Houston Galleria Mall Trust,
Series 2015-HGLR, Class A1A2
3.09% 03/05/37
2
5,050,000 5,024,621
HTL Commercial Mortgage Trust,
Series 2024-T53, Class A
5.88% 05/10/39
2,8
2,668,000 2,684,019
Independence Plaza Trust,
Series 2018-INDP, Class A
3.76% 07/10/35
2
3,294,364 3,221,738
Independence Plaza Trust,
Series 2018-INDP, Class B
3.91% 07/10/35
2
10,000,000 9,749,160
INTOWN Mortgage Trust,
Series 2022-STAY, Class A
(CME Term SOFR 1-Month plus 2.49%)
6.89% 08/15/39
1,2
3,167,000 3,175,128
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.16% 04/15/46
8
1,235,347 6,649
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.85% 09/06/38
2,8
4,000,000 3,847,938
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-MHC, Class A
(CME Term SOFR 1-Month plus 1.16%)
5.56% 04/15/38
1,2
4,932,362 4,932,625
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
6.20% 12/15/35
1,2
3,038,852 3,041,793
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XA (IO)
0.74% 03/15/48
8
20,402,997 204

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
9 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
One New York Plaza Trust,
Series 2020-1NYP, Class A
(CME Term SOFR 1-Month plus 1.06%)
5.46% 01/15/36
1,2
$ 2,000,000 $ 1,910,085
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class A
2.83% 10/25/52
2
1,461,438 1,434,653
Shelter Growth CRE Issuer Ltd.,
Series 2021-FL3, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.19%)
5.59% 09/15/36
1,2,3
439,722 439,482
SMRT,
Series 2022-MINI, Class A
(CME Term SOFR 1-Month plus 1.00%)
5.40% 01/15/39
1,2
2,885,000 2,879,345
SREIT Trust,
Series 2021-MFP2, Class A
(CME Term SOFR 1-Month plus 0.94%)
5.33% 11/15/36
1,2
3,640,000 3,632,629
SREIT Trust,
Series 2021-PALM, Class E
(CME Term SOFR 1-Month plus 2.02%)
6.42% 10/15/34
1,2
2,500,000 2,483,769
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A2
4.15% 08/15/51 979,370 974,431
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A
5.94% 03/15/40
2,8
2,978,000 2,990,687
Westfield Galleria at Roseville
8.58% 03/29/25
1,4,5
2,700,000 2,740,770
101,796,202
Non-Agency Mortgage-Backed — 15.48%
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2D
(CME Term SOFR 1-Month plus 0.59%)
4.93% 04/25/36
1
5,764,188 5,227,632
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R9, Class M1
(CME Term SOFR 1-Month plus 0.82%)
5.16% 11/25/35
1
4,208,833 4,121,290
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(CME Term SOFR 1-Month plus 0.85%)
5.19% 10/25/35
1
2,332,837 2,294,646
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A5
(CME Term SOFR 1-Month plus 0.65%)
2.88% 03/25/36
1
1,676,251 1,634,225
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50% 10/25/33 2,396,139 2,355,277
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ARM Trust,
Series 2004-3, Class 4A
6.10% 07/25/34
8
$ 174,635 $ 168,195
BNC Mortgage Loan Trust,
Series 2007-1, Class A4
(CME Term SOFR 1-Month plus 0.27%)
4.61% 03/25/37
1
3,021,858 2,910,843
Chase Funding Trust,
Series 2002-2, Class 2A1
(CME Term SOFR 1-Month plus 0.61%)
4.95% 05/25/32
1
740,462 733,482
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
6.82% 02/25/37
8
1,875,135 1,805,855
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
6.69% 06/25/35
8
368,572 364,544
Chase Mortgage Finance Trust,
Series 2024-9, Class A4
5.50% 09/25/55
2,8
3,681,214 3,652,301
Chevy Chase Mortgage Funding LLC, Mortgage-Backed
Certificates,
Series 2005-2A, Class A1
(CME Term SOFR 1-Month plus 0.29%)
4.63% 05/25/36
1,2
263,872 244,905
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
2,8
5,198,167 4,732,081
CIM Trust,
Series 2022-I1, Class A1
4.35% 02/25/67
2,8
4,190,002 4,114,326
Citigroup Mortgage Loan Trust,
Series 2006-AMC1, Class A1
(CME Term SOFR 1-Month plus 0.40%)
4.74% 09/25/36
1,2
4,914,950 4,715,391
Countrywide Asset-Backed Certificates Trust,
Series 2006-14, Class 2A3
(CME Term SOFR 1-Month plus 0.59%)
4.93% 02/25/37
1
1,301,067 1,236,016
Countrywide Asset-Backed Certificates Trust,
Series 2006-4, Class M1
(CME Term SOFR 1-Month plus 0.64%)
4.98% 07/25/36
1
1,970,718 1,945,585
Countrywide Asset-Backed Certificates Trust,
Series 2007-7, Class 1A
(CME Term SOFR 1-Month plus 0.31%)
4.65% 10/25/47
1
6,074,644 5,685,001
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
6.55% 08/25/34
8
6,412 5,848
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR1, Class 5A1
6.29% 02/25/34

32,713 32,625

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(CME Term SOFR 1-Month plus 0.17%)
3.02% 04/25/37
1
$ 1,801,251 $ 1,126,277
Cross Mortgage Trust,
Series 2024-H6, Class A1
5.13% 09/25/69
2,8
1,151,039 1,140,756
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1
(SOFR30A plus 2.10%)
6.67% 03/25/42
1,2
3,259,866 3,306,010
First Franklin Mortgage Loan Trust,
Series 2004-FF5, Class A3C
(CME Term SOFR 1-Month plus 1.11%)
5.45% 08/25/34
1
315,910 285,740
First Franklin Mortgage Loan Trust,
Series 2005-FF8, Class M2
(CME Term SOFR 1-Month plus 0.89%)
5.23% 09/25/35
1
625,652 622,594
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.68% 09/25/34
8
814 814
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA6, Class M1A
(SOFR30A plus 2.15%)
6.72% 09/25/42
1,2
987,196 996,758
Fremont Home Loan Trust,
Series 2005-E, Class 2A4
(CME Term SOFR 1-Month plus 0.77%)
5.11% 01/25/36
1
4,485,187 4,284,201
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(CME Term SOFR 1-Month plus 0.55%)
2.95% 06/25/30
1
47,708 42,810
GSAMP Trust,
Series 2005-HE4, Class M3
(CME Term SOFR 1-Month plus 0.89%)
5.23% 07/25/45
1
685,124 684,438
GSAMP Trust,
Series 2006-HE2, Class M1
(CME Term SOFR 1-Month plus 0.59%)
4.93% 03/25/46
1
1,920,788 1,883,846
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 2A1
5.05% 11/25/35
8
60,696 58,346
Impac CMB Trust,
Series 2005-5, Class A1
(CME Term SOFR 1-Month plus 0.43%)
5.09% 08/25/35
1
771,515 720,895
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(CME Term SOFR 1-Month plus 0.91%)
5.25% 11/25/34
1
402,380 365,339
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 $ 82,767 $ 82,253
JPMorgan Mortgage Acquisition Trust,
Series 2005-FRE1, Class M1
(CME Term SOFR 1-Month plus 0.73%)
2.78% 10/25/35
1
2,161,410 2,114,592
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC1, Class M1
(CME Term SOFR 1-Month plus 0.59%)
4.93% 04/25/36
1
3,319,089 3,319,102
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class M1
(CME Term SOFR 1-Month plus 0.34%)
4.68% 05/25/37
1
7,750,000 7,536,790
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A1
(CME Term SOFR 1-Month plus 0.27%)
4.61% 06/25/37
1
2,660,965 2,655,621
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
6.83% 07/25/35
8
148,885 147,068
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
6.08% 07/25/35
8
48,893 49,100
JPMorgan Mortgage Trust,
Series 2024-4, Class A4A
6.00% 10/25/54
2,8
3,752,877 3,773,956
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B, Class AIOC (IO)
0.55% 04/15/40
4,5,8
34,880,517 354,574
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
4.42% 01/25/34
8
1,875 1,812
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
6.42% 11/21/34
8
244,565 231,303
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
5.79% 04/25/34
8
30,801 29,321
MASTR Alternative Loan Trust,
Series 2003-1, Class 1A1
6.25% 12/25/32 477,089 478,808
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1
5.50% 07/25/33 1,221,548 1,228,521
MASTR Alternative Loan Trust,
Series 2003-9, Class 4A1
5.25% 11/25/33 1,283,583 1,257,935
MASTR Alternative Loan Trust,
Series 2004-7, Class 1A1
5.50% 07/25/34 1,114,762 1,099,345

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
11 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Asset-Backed Securities Trust,
Series 2006-HE1, Class M1
(CME Term SOFR 1-Month plus 0.67%)
5.01% 01/25/36
1
$ 3,943,644 $ 3,817,828
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
7.56% 10/25/32
8
71,984 70,279
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
4.81% 06/25/37
1
2,930,207 2,896,955
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
5.62% 08/25/34
8
313,709 293,048
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
2
1,894,356 1,894,542
Mid-State Trust,
Series 10W, Class A2
5.82% 02/15/36 157,519 156,199
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(CME Term SOFR 1-Month plus 1.04%)
5.38% 07/25/34
1
654,384 678,337
MortgageIT Trust,
Series 2005-3, Class A1
(CME Term SOFR 1-Month plus 0.71%)
5.05% 08/25/35
1
64,980 63,889
MortgageIT Trust,
Series 2005-4, Class A1
(CME Term SOFR 1-Month plus 0.67%)
5.01% 10/25/35
1
1,454,378 1,431,603
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(CME Term SOFR 1-Month plus 0.33%)
4.89% 04/25/37
1
145 145
New Century Home Equity Loan Trust,
Series 2005-D, Class M1
(CME Term SOFR 1-Month plus 0.79%)
5.13% 02/25/36
1
3,598,779 3,453,405
NLT Trust,
Series 2021-INV2, Class A1
1.16% 08/25/56
2,8
5,239,403 4,356,222
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-
Through Certificates,
Series 2005-5, Class 1APT
(CME Term SOFR 1-Month plus 0.67%)
5.01% 12/25/35
1
2,279,414 2,225,280
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WCW3, Class M2
(CME Term SOFR 1-Month plus 0.85%)
5.19% 08/25/35
1
1,422,362 1,385,318
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
PHH Alternative Mortgage Trust,
Series 2007-3, Class A3
(CME Term SOFR 1-Month plus 0.71%)
5.05% 07/25/37
1
$ 3,466,584 $ 3,385,978
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 01/25/25)
6.61% 10/25/25
2
4,985,316 4,991,651
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 01/25/25)
5.56% 06/25/27
2
8,465,983 8,459,204
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.64% 03/25/35
8
835,967 449,812
Residential Asset Mortgage Products Trust,
Series 2005-EFC1, Class M5
(CME Term SOFR 1-Month plus 0.76%)
5.43% 05/25/35
1
536,394 535,059
Saxon Asset Securities Trust,
Series 2006-2, Class M1
(CME Term SOFR 1-Month plus 0.55%)
4.89% 09/25/36
1
8,999,879 8,438,877
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 01/25/25)
2.83% 01/25/36 1,320,684 1,084,935
Soundview Home Loan Trust,
Series 2006-OPT4, Class 2A4
(CME Term SOFR 1-Month plus 0.57%)
4.91% 06/25/36
1
2,747,052 2,617,997
Specialty Underwriting & Residential Finance Trust,
Series 2005-BC2, Class M3
(CME Term SOFR 1-Month plus 1.09%)
5.43% 12/25/35
1
754,514 746,070
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4
(CME Term SOFR 1-Month plus 0.28%)
4.62% 01/25/37
1
365,652 362,845
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
6.42% 09/25/33
8
139,698 134,534
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(CME Term SOFR 1-Month plus 1.21%)
5.55% 07/25/34
1,2
55,531 52,897
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 01/25/25)
5.24% 02/27/51
2
2,479,795 2,478,590
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
5.34% 01/25/35
8
230,185 211,178
WaMu Mortgage Pass-Through Certificates,
Series 2004-CB2, Class 2A
5.50% 07/25/34 408,891 402,391

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(CME Term SOFR 1-Month plus 0.69%)
5.03% 10/25/45
1
$ 669,093 $ 652,996
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(CME Term SOFR 1-Month plus 0.77%)
5.11% 01/25/45
1
86,984 87,075
145,674,132
U.S. Agency Commercial Mortgage-Backed — 1.17%
Fannie Mae-Aces,
Series 2021-M1, Class A1
0.87% 11/25/30 1,624,702 1,496,302
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ34, Class A1
0.68% 06/25/26 867,644 856,869
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ37, Class A1
1.68% 12/25/27 7,616,442 7,115,884
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
5.49% 05/25/44
1
871,933 871,907
Ginnie Mae,
Series 2008-92, Class E
5.56% 03/16/44
8
628,728 626,879
10,967,841
U.S. Agency Mortgage-Backed — 28.82%
Fannie Mae Pool 735861
6.50% 09/01/33 3,778 3,905
Fannie Mae Pool 770900
(RFUCCT1Y plus 1.55%)
6.93% 04/01/34
1
58,359 58,765
Fannie Mae Pool AE0083
6.00% 01/01/40 366,258 381,033
Fannie Mae Pool AL0851
6.00% 10/01/40 427,571 444,820
Fannie Mae REMICS,
Series 1997-76, Class FS
(SOFR30A plus 0.56%)
5.16% 09/17/27
1
1,776 1,785
Fannie Mae REMICS,
Series 2001-60, Class OF
(SOFR30A plus 1.06%)
5.63% 10/25/31
1
215,215 216,706
Fannie Mae REMICS,
Series 2007-64, Class FA
(SOFR30A plus 0.58%)
5.15% 07/25/37
1
125,833 124,966
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2009-85, Class LF
(SOFR30A plus 1.31%)
5.88% 10/25/49
1
$ 1,398,809 $ 1,431,490
Fannie Mae REMICS,
Series 2009-96, Class FA
(SOFR30A plus 1.01%)
5.58% 11/25/49
1
845,546 850,568
Fannie Mae REMICS,
Series 2010-109, Class PF
(SOFR30A plus 0.51%)
5.08% 10/25/40
1
394,688 391,486
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X SOFR30A plus 6.12%, 6.23% Cap)
1.55% 11/25/36
1
2,617,458 191,087
Fannie Mae REMICS,
Series 2010-43, Class DP
5.00% 05/25/40 309,739 309,471
Fannie Mae REMICS,
Series 2010-6, Class BF
(SOFR30A plus 0.87%)
5.44% 02/25/40
1
736,097 739,031
Fannie Mae REMICS,
Series 2010-95, Class S (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.92% 09/25/40
1
2,193,405 204,190
Fannie Mae REMICS,
Series 2019-79, Class FA
(SOFR30A plus 0.61%)
5.18% 01/25/50
1
2,660,693 2,626,235
Fannie Mae REMICS,
Series 2020-10, Class FA
(SOFR30A plus 0.61%)
5.18% 03/25/50
1
4,723,369 4,631,201
Fannie Mae REMICS,
Series 2024-73, Class FB
(SOFR30A plus 1.20%)
5.77% 10/25/54
1
14,060,473 14,020,382
Freddie Mac Gold Pool A45796
7.00% 01/01/33 568 594
Freddie Mac Gold Pool C46104
6.50% 09/01/29 1,187 1,208
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 108,546 110,609
Freddie Mac REMICS,
Series 2454, Class FQ
(SOFR30A plus 1.11%)
5.71% 06/15/31
1
1,831 1,845
Freddie Mac REMICS,
Series 2733, Class FB
(SOFR30A plus 0.71%)
5.31% 10/15/33
1
874,878 877,503

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
13 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3071, Class TF
(SOFR30A plus 0.41%)
5.01% 04/15/35
1
$ 12,313 $ 12,313
Freddie Mac REMICS,
Series 3294, Class CB
5.50% 03/15/37 139,094 140,947
Freddie Mac REMICS,
Series 3300, Class FA
(SOFR30A plus 0.41%)
5.01% 08/15/35
1
255,882 252,500
Freddie Mac REMICS,
Series 3325, Class NF
(SOFR30A plus 0.41%)
5.01% 08/15/35
1
659,882 651,160
Freddie Mac REMICS,
Series 3524, Class FC
(SOFR30A plus 1.05%)
5.65% 06/15/38
1
175,633 177,073
Freddie Mac REMICS,
Series 3531, Class FM
(SOFR30A plus 1.01%)
5.61% 05/15/39
1
95,878 96,321
Freddie Mac REMICS,
Series 4959, Class JF
(SOFR30A plus 0.56%)
5.13% 03/25/50
1
4,261,333 4,141,241
Freddie Mac Strips,
Series 240, Class F30
(SOFR30A plus 0.41%)
5.01% 07/15/36
1
781,896 771,620
Freddie Mac Strips,
Series 263, Class F5
(SOFR30A plus 0.61%)
5.21% 06/15/42
1
925,102 919,886
Freddie Mac Strips,
Series 319, Class F2
(SOFR30A plus 0.61%)
5.21% 11/15/43
1
4,384,343 4,331,578
Ginnie Mae (TBA)
4.00% 01/20/55 5,725,000 5,274,465
4.50% 01/20/55 16,475,000 15,577,038
5.00% 01/20/55 13,800,000 13,386,980
5.50% 01/20/55 5,450,000 5,402,065
Ginnie Mae II Pool 2286
8.50% 09/20/26 11 11
Ginnie Mae II Pool 2487
8.50% 09/20/27 335 336
Ginnie Mae II Pool 80059
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.88% 04/20/27
1
2,546 2,535
Ginnie Mae II Pool 80589
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.63% 03/20/32
1
6,857 6,847
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.88% 06/20/32
1
$ 3,653 $ 3,671
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.63% 07/20/34
1
98,007 98,370
Ginnie Mae II Pool 81201
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.00%)
5.13% 01/20/35
1
3,217 3,259
Ginnie Mae II Pool 8599
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
5.00% 02/20/25
1
60 60
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.69%, 6.80% Cap)
2.32% 05/20/37
1
1,717,970 146,548
Ginnie Mae,
Series 2013-53, Class AD
1.50% 12/20/26 79,634 78,155
Ginnie Mae,
Series 2024-143, Class FB
(SOFR30A plus 1.15%)
5.75% 09/20/54
1
13,987,054 13,993,268
Ginnie Mae,
Series 2024-144, Class FD
(SOFR30A plus 1.15%)
5.75% 09/20/54
1
7,578,658 7,583,671
Ginnie Mae,
Series 2024-148, Class AF
(SOFR30A plus 1.18%)
5.78% 09/20/54
1
10,400,434 10,421,531
UMBS (TBA)
3.50% 01/01/40 13,425,000 12,697,231
3.50% 01/01/55 9,725,000 8,600,926
4.00% 01/01/40 24,125,000 23,172,533
4.00% 01/01/55 14,675,000 13,411,754
4.50% 01/01/40 33,800,000 33,056,129
4.50% 01/01/55 16,700,000 15,700,856
5.00% 01/01/40 33,575,000 33,443,654
5.00% 01/01/55 13,700,000 13,217,027
5.50% 01/01/55 6,850,000 6,757,289
271,149,728
Total Mortgage-Backed
(Cost $541,771,072) 529,587,903
MUNICIPAL BONDS — 1.21%*
California — 0.27%
Campbell Union School District General Obligation, School
Improvements, Series B
5.41% 08/01/27 2,545,000 2,588,905

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 14
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Florida — 0.14%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.14% 10/01/28 $ 445,000 $ 406,845
2.29% 10/01/29 985,000 882,758
1,289,603
Maryland — 0.06%
City of Baltimore General Obligation, School Improvements,
Series C
5.00% 10/15/25 530,000 532,665
Massachusetts — 0.21%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 2,073,112 1,991,965
New York — 0.53%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B2
2.31% 11/01/26 4,060,000 3,905,847
New York City Transitional Finance Authority Revenue
Bonds, Public Improvements
3.19% 08/01/25 1,110,000 1,101,567
5,007,414
Total Municipal Bonds
(Cost $11,927,464) 11,410,552
U.S. TREASURY SECURITIES — 22.12%
U.S. Treasury Bonds — 0.03%
U.S. Treasury Bonds
4.50% 11/15/54 240,000 229,219
U.S. Treasury Notes — 22.09%
U.S. Treasury Notes
4.00% 12/15/27 38,595,000 38,304,030
4.13% 11/30/29 16,683,000 16,500,530
4.25% 11/30/26 10,510,000 10,510,000
4.25% 12/31/26 58,690,000 58,698,024
4.25% 11/15/34 445,000 433,701
4.38% 12/31/29 83,430,000 83,400,669
207,846,954
Total U.S. Treasury Securities
(Cost $208,153,724) 208,076,173
Total Bonds — 118.28%
(Cost $1,124,550,924)
1,112,729,543
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 4.64%
Money Market Funds — 4.64%
Fidelity Investments Money Market Funds - Government
Portfolio
4.38%
10
4,836,756 4,836,756
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
TCW Central Cash Fund
0.01%
10,11
38,810,151 $ 38,810,151
Total Short-Term Investments
(Cost $43,646,907) 43,646,907
Total Investments - 122.92%
(Cost $1,168,197,831) 1,156,376,450
Liabilities in Excess of Other Assets - (22.92)% (215,597,425)
Net Assets - 100.00% $ 940,779,025
1
Floating rate security. The rate disclosed was in effect at December 31, 2024.
2
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $7,929,316, which is 0.84% of total net assets.
6
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.19% cash or 1.50% payment-in-kind interest.
7
Payment-in-kind (“PIK”) security.
8
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
9
Zero coupon bond. The rate shown is the effective yield as of December 31, 2024.
10
Represents the current yield as of December 31, 2024.
11
Affiliated investment.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(IO): Interest Only
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(RFUCCT): Refinitiv USD IBOR Consumer Cash Fallback
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
15 / December 2024
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 670,014 EUR 618,000 Goldman Sachs International 01/17/25 $ 29,645
USD 5,661,217 EUR 5,132,000 The Bank of New York Mellon 01/17/25 343,456
373,101
EUR 262,000 USD 283,510 Bank of America N.A. 01/17/25 (12,027)
NET UNREALIZED APPRECIATION $ 361,074
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 3,805 03/31/25 $ 782,343,676 $ 349,537 $ 349,537
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 2,129 03/31/25 (226,322,685) 1,146,655 1,146,655
U.S. Treasury Ten-Year Ultra Bond 355 03/20/25 (39,515,938) 522,390 522,390
U.S. Treasury Ultra Bond 69 03/20/25 (8,204,531) 215,286 215,286
Euro-Bobl Future 30 03/06/25 (3,661,321) 48,735 48,735
Euro-Schatz Future 23 03/06/25 (2,548,008) 11,283 11,283
(280,252,483) 1,944,349 1,944,349
TOTAL FUTURES CONTRACTS $ 502,091,193 $ 2,293,886 $ 2,293,886

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 16
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
17 / December 2024
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2024 is as follows:
LOW DURATION BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 43,646,907 $ — $ — $ 43,646,907
Long-Term Investments:
Asset-Backed Securities — 84,537,865 4,833,972 89,371,837
Bank Loans — 10,371,070 59,809 10,430,879
Corporates — 263,852,199 — 263,852,199
Mortgage-Backed Securities — 526,492,559 3,095,344 529,587,903
Municipal Bonds — 11,410,552 — 11,410,552
U.S. Treasury Securities 208,076,173 — — 208,076,173
Other Financial Instruments
*
Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk — 373,101 — 373,101
Futures Contracts
Interest Rate Risk 2,293,886 — — 2,293,886
Liabilities:
Foreign Currency Exchange Contracts
Foreign Currency Risk — (12,027) — (12,027)
Total $ 254,016,966 $ 897,025,319 $ 7,989,125 $ 1,159,031,410
*Other financial instruments include foreign currency exchange contracts and futures.

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 18
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
LOW DURATION
BOND FUND
ASSET-BACKED
SECURITIES
BANK
LOANS
COMMON
STOCK
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2024 $ 5,008,441 $ — $ — $ 3,175,417 $ 8,183,858
Accrued discounts/premiums — 359 — (156,803) (156,444)
Realized gain (loss) — 45 (6,025,409) — (6,025,364)
Change in unrealized appreciation (depreciation)* 133,966 (15,273) 6,078,660 76,730 6,274,083
Purchases — 75,264 — — 75,264
Sales (308,435) (586) (53,251) — (362,272)
Transfers into Level 3** — — — — —
Transfers out of Level 3** — — — — —
Balance as of
December 31, 2024
$ 4,833,972 $ 59,809 $ — $ 3,095,344 $ 7,989,125
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2024 was $195,423 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2024.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2024, are as follows:
LOW DURATION BOND FUND
FAIR VALUE AT
12/31/24
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $4,833,972 Broker Quote Offered Quote $91.22 $91.22 Increase
Bank Loans $59,809 Third-Party Vendor Vendor Prices $61.50 - $76.00 $67.13 Increase
Mortgage-Backed
Securities-Non-Agency $354,574 Third-Party Vendor Vendor Prices $1.02 $1.02 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $2,740,770 Broker Quote Offered Quote $101.51 $101.51 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
Investment transactions in the shares of affiliated issuers for the period ended December 31, 2024 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
SHARES
HELD AT END
OF PERIOD
REALIZED
GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
TCW Central Cash Fund $— $1,053,210,151 $(1,014,400,000) $2,686,506 $38,810,151 38,810,151 $— $—